BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 1) (Valinor Ltd [Member], USD $) In Thousands, unless otherwise specified	May 16, 2013
Valinor Ltd [Member]
Net Assets	$ 128
Intangible assets	1,544
Total assets acquired	$ 1,672